Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2025 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
(Charged)/credited - to profit or loss	0
Deferred tax movement ending balance	0
Deferred Tax Asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	1,640,025
(Charged)/credited - to profit or loss	3,797,425
Deferred tax movement ending balance	5,437,450
Deferred Tax Liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(1,640,025)
(Charged)/credited - to profit or loss	(3,797,425)
Deferred tax movement ending balance	$ (5,437,450)